Description of Business and Summary of Significant Accounting Policies Description of Business (Details) - subsidiary	Dec. 31, 2016	Aug. 01, 2015
Business Acquisition [Line Items]
Number of owned subsidiaries	2
Kelway TopCo Limited
Business Acquisition [Line Items]
Percent of outstanding common stock purchased		65.00%
Non-controlling interest held		35.00%
Total percentage owned, after acquisition		100.00%